FIRST FUNDS

Growth & Income Portfolio

Tennessee Tax-Free Portfolio

Bond Portfolio

Intermediate Bond Portfolio

SUPPLEMENT DATED NOVEMBER 28, 2001
TO THE OCTOBER 29, 2001 PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

This supplement provides new information beyond that contained in the Prospectuses and Statements of Additional Information ("SAI"), and should be read in conjunction with such Prospectuses and SAIs.

At the November 13, 2001, meeting of the Board of Trustees, the Trustees approved investment adviser fee breakpoints for First Tennessee Bank National Association ("First Tennessee"), Highland Capital Management Corporation ("Highland"), and Martin and Company ("Martin"). These advisory fee breakpoints will take effect on January 2, 2002.

Prospectuses

The following sentence shall be added after the first sentence of the second paragraph under the section entitled "Who Manages the Portfolio" on page 5 of the Growth & Income Portfolio's Prospectus:

However, effective January 2, 2002, the Growth & Income Portfolio will be obligated to pay First Tennessee a monthly management fee at the annual rate of .65% of average net assets up to $1 billion and .60% of average net assets over $1 billion.

The following sentence shall be added after the fourth sentence of the fourth paragraph under the section entitled "Who Manages the Portfolio" on page 5 of the Growth & Income Portfolio's Prospectus:

However, effective January 2, 2002, First Tennessee will be obligated to pay Highland a monthly sub-advisory fee at the annual rate of .38% of the Growth & Income Portfolio's average net assets up to $1 billion and .35% of the Growth & Income Portfolio's average net assets over $1 billion.

The following sentence shall be added after the first sentence of the second paragraph under the section entitled "Who Manages the Portfolio" on page 7 of the Intermediate Bond Portfolio's Prospectus:

However, effective January 2, 2002, the Intermediate Bond Portfolio will be obligated to pay First Tennessee a monthly management fee at the annual rate of .50% of average net assets up to $250 million and .45% of average net assets over $250 million.

The following sentence shall be added after the first sentence of the fourth paragraph under the section entitled "Who Manages the Portfolio" on page 7 of the Intermediate Bond Portfolio's Prospectus:

However, effective January 2, 2002, First Tennessee will be obligated to pay Martin a monthly sub-advisory fee at the annual rate of .30% of the Intermediate Bond Portfolio's average net assets up to $250 million and .27% of the Intermediate Bond Portfolio's average net assets over $250 million.

The first sentence under the section entitled "Portfolio Managers" shall be deleted in its entirety and replaced with the following language:

Ralph W. Herbert, vice president and portfolio manager with Martin, is a co-manager for the Intermediate Bond Portfolio.

The following sentence shall be added after the first sentence of the second paragraph under the section entitled "Who Manages the Portfolio" on page 6 of the Bond Portfolio's Prospectus:

However, effective January 2, 2002, the Bond Portfolio will be obligated to pay First Tennessee a monthly management fee at the annual rate of .55% of average net assets up to $250 million and .50% of average net assets over $250 million.

The following sentence shall be added after the fourth sentence of the fourth paragraph under the section entitled "Who Manages the Portfolio" on page 7 of the Bond Portfolio's Prospectus:

However, effective January 2, 2002, First Tennessee will be obligated to pay Highland a monthly sub-advisory fee at the annual rate of .33% of the Bond Portfolio's average net assets up to $250 million and .30% of the Bond Portfolio's average net assets over $250 million.

The following sentence shall be added after the first sentence of the second paragraph under the section entitled "Who Manages the Portfolio" on page 6 of the Tennessee Tax-Free Portfolio's Prospectus:

However, effective January 2, 2002, the Tennessee Tax-Free Portfolio will be obligated to pay First Tennessee a monthly management fee at the annual rate of .50% of average net assets up to $250 million and .45% of average net assets over $250 million.

The following sentence shall be added after the first sentence of the fourth paragraph under the section entitled "Who Manages the Portfolio" on page 6 of the Tennessee Tax-Free Portfolio's Prospectus:

However, effective January 2, 2002, First Tennessee will be obligated to pay Martin a monthly sub-advisory fee at the annual rate of .30% of average net assets up to $250 million and .27% of average net assets over $250 million.

SAIs

The following sentence shall be added after the second sentence of the third paragraph under the section entitled "Investment Advisory Agreement" on page 15 of the Tennessee Tax-Free Portfolio's SAI:

However, effective January 2, 2002, the Tennessee Tax-Free Portfolio will be obligated to pay First Tennessee a monthly management fee at the annual rate of .50% of average net assets up to $250 million and .45% of average net assets over $250 million. Also effective January 2, 2002, First Tennessee will be obligated to pay Martin a monthly sub-advisory fee at the annual rate of .30% of average net assets up to $250 million and .27% of average net assets over $250 million.

The following sentence shall be added after the first sentence of the fifth paragraph under the section entitled "Investment Advisory Agreements" on page 19 of the SAI for the Growth & Income, Bond and Intermediate Bond Portfolios:

However, effective January 2, 2002, the Growth & Income Portfolio will be obligated to pay First Tennessee a monthly management fee at the annual rate of .65% of the Growth & Income Portfolio's average net assets up to $1 billion and .60% of the Growth & Income Portfolio's average net assets over $1 billion. The Bond Portfolio will be obligated to pay First Tennessee a monthly management fee at the annual rate of .55% of the Bond Portfolio's average net assets up to $250 million and .50% of the Bond Portfolio's average net assets over $250 million. The Intermediate Bond Portfolio will be obligated to pay First Tennessee a monthly management fee at the annual rate of .50% of the Intermediate Bond Portfolio's average net assets up to $250 million and .45% of the Intermediate Bond Portfolio's average net assets over $250 million.

The following sentence shall be added after the fourth sentence of the first paragraph after the second table on page 20 of the SAI for the Growth & Income, Bond and Intermediate Bond Portfolios:

However, effective January 2, 2002, First Tennessee will be obligated to pay Highland a monthly sub-advisory fee at the annual rate of .38% of the Growth & Income Portfolio's average net assets up to $1 billion and .35% of the Growth & Income Portfolio's average net assets over $1 billion. First Tennessee will be obligated to pay Highland a monthly sub-advisory fee at the annual rate of .33% of the Bond Portfolio's average net assets up to $250 million and .30% of the Bond Portfolio's average net assets over $250 million. First Tennessee will be obligated to pay Martin a monthly sub-advisory fee at the annual rate of .30% of the Intermediate Bond Portfolio's average net assets up to $250 million and .27% of the Intermediate Bond Portfolio's average net assets over $250 million.